Organization and Principal Activities - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 09, 2020 shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Organization And Principal Activities [Line Items]
Option exercise price | $ / shares				$ 0.52		$ 0.50
Registered capital				$ 3,800	$ 3,800	$ 3,800	$ 3,800
Proceeds from initial public offering, net of issuance costs						29,904
Income (loss) from operations				(45,910)		(62,982)	5,509
Net cash used in operating activities				(21,738)		$ (2,038)	$ 5,761
Cash and cash equivalents and short-term deposit				8,100	8,100
Short-term investments				$ 12,600	$ 12,600
Mr. Chaohui Chen and Mr. Zhiping Peng
Organization And Principal Activities [Line Items]
Redesignation of ordinary shares into class B ordinary shares | shares		122,072,980
Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares voting rights per shares	one
Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares voting rights per shares	fifteen
IPO | ADS
Organization And Principal Activities [Line Items]
Sale of stock, shares issued | shares	2,010,000
Ordinary shares issued | shares	2,010,000
Sale of stock, price per share | $ / shares	$ 18
IPO | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares issued | shares	20,100,000
Sale of stock, price per share | $ / shares	$ 18
Proceeds from initial public offering, net of issuance costs	$ 27,600
Private Placement | Subsequent Event
Organization And Principal Activities [Line Items]
Proceeds from issuance of convertible debentures			$ 4,700
Beijing uCloudlink
Organization And Principal Activities [Line Items]
Option exercise price | ¥ / shares					$ 1